Schedule of Long-Term Debt Maturity (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Financial Instruments [Abstract]
2013		$ 73
2014	0	0
2015	0	92
2016	400	79
2017	0	0
After 2017		338
2018	750
After 2018	2,500
Total long-term debt	$ 3,650	$ 582